Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Leases
Operating lease ROU assets	$ 1,241,575	¥ 8,643,597
Operating lease liabilities-current	458,715	3,193,480
Operating lease liabilities-non-current	$ 793,353	5,523,164
Total operating lease liabilities		¥ 8,716,644	¥ 7,000,000
Weighted average remaining lease term	4 years 4 months 24 days	4 years 4 months 24 days
Weighted average discount rate	4.70%	4.70%